Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Short-term Borrowings [Abstract]
Short-term borrowings
Short-term borrowings:	December 31, 2012	December 31, 2013
Loan Facility:
(a) Revolving overdraft credit facility dated 07/26/2013	$ 7,993	$ 7,993
(b) Senior secured revolving credit facility dated 11/21/2013	50,000	-
(c) Trade credit facility dated 8/9/2013	92,126	20,853
(d) Revolving credit facility dated 11/16/2013	66,000	65,120
(e) Revolving credit facility dated 9/1/2013	47,528	28,467
(f) Revolving credit facility dated 5/10/2013	58,105	109,871
(g) Security agreement dated 12/17/2013	-	99,286
Total short-term borrowings	$ 321,752	$ 331,590